Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS

February 28, 2021 (Unaudited)

Shares/$ Par		Value
Preferred Stock & Hybrid Preferred Securities§ — 73.9%
	Banking — 38.6%
34,400	BancorpSouth Bank, 5.50%, Series A	$891,132	*(1)
	Bank of America Corporation:
32,000	4.375%, Series NN	791,840	*(1)
$1,990,000	5.875% to 03/15/28 then 3ML + 2.931%, Series FF	2,178,449	*(1)(2)
19,820	Capital One Financial Corporation, 5.00%, Series I	492,131	*(1)(2)
	Citigroup, Inc.:
$600,000	3.875% to 02/18/26 then T5Y + 3.417%, Series X	598,125	*(1)
$300,000	4.00% to 12/10/25 then T5Y + 3.597%, Series W	303,000	*(1)
$450,000	4.70% to 01/30/25 then SOFRRATE + 3.234%, Series V	455,434	*(1)
$1,120,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	1,218,000	*(1)(2)
227,619	6.875% to 11/15/23 then 3ML + 4.13%, Series K	6,179,856	*(1)(2)
155,338	7.125% to 09/30/23 then 3ML + 4.04%, Series J	4,259,368	*(1)(2)
	Citizens Financial Group, Inc.:
49,100	6.35% to 04/06/24 then 3ML + 3.642%, Series D	1,347,058	*(1)(2)
$1,300,000	6.375% to 04/06/24 then 3ML + 3.157%, Series C	1,383,590	*(1)(2)
	CoBank ACB:
9,984	6.125%, Series G, 144A****	1,033,344	*(1)
17,500	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	1,951,250	*(1)(2)
25,000	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	2,693,750	*(1)(2)
$609,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	679,035	*(1)(2)
$1,150,000	Comerica, Inc., 5.625% to 10/01/25 then T5Y + 5.291%, Series A	1,263,505	*(1)
31,000	Cullen/Frost Bankers, Inc., 4.45%, Series B	770,790	*(1)
39,000	Dime Community Bancshares, Inc., 5.50%, Series A	988,545	*(1)
	Fifth Third Bancorp:
68,236	6.00%, Series A	1,795,630	*(1)(2)
258,321	6.625% to 12/31/23 then 3ML + 3.71%, Series I	7,205,219	*(1)(2)
19,620	First Citizens BancShares, Inc., 5.375%, Series A	510,120	*(1)
	First Horizon Corporation:
21,200	6.50%, Series E	574,308	*(1)
3	FT Real Estate Securities Company, 9.50% 03/31/31, 144A****	3,904,125
875	First Horizon Bank, 3ML + 0.85%, min 3.75%, 3.75%(3), 144A****	742,109	*(1)
11,400	Fulton Financial Corporation, 5.125%, Series A	289,560	*(1)
	Goldman Sachs Group:
$300,000	4.95% to 02/10/25 then T5Y + 3.224%, Series R	319,875	*(1)
$830,000	5.50% to 08/10/24 then T5Y + 3.623%, Series Q	898,475	*(1)(2)
48,900	6.375% to 05/10/24 then 3ML + 3.55%, Series K	1,325,434	*(1)(2)
42,600	Heartland Financial USA, Inc., 7.00% to 07/15/25 then T5Y + 6.675%, Series E	1,175,547	*(1)
	HSBC Holdings PLC:
$1,400,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	2,341,500	(1)(2)(4)

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2021 (Unaudited)

Shares/$ Par		Value
	Huntington Bancshares, Inc.:
98,909	6.25%, Series D	$2,508,332	*(1)(2)
$405,000	4.45% to 10/15/27 then T7Y + 4.045%, Series G	424,254	*(1)
$1,175,000	5.625% to 07/15/30 then T10Y + 4.945%, Series F	1,329,219	*(1)
$1,400,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	1,414,000	*(1)(2)
	JPMorgan Chase & Company:
$2,923,000	3ML + 3.47%, 3.6815%(3), Series I	2,916,312	*(1)(2)
$465,000	5.00% to 08/01/24 then SOFRRATE + 3.38%, Series FF	478,160	*(1)(2)
$750,000	6.00% to 08/01/23 then 3ML + 3.30%, Series R	794,354	*(1)(2)
$4,791,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	5,295,468	*(1)(2)
114,568	KeyCorp, 6.125% to 12/15/26 then 3ML + 3.892%, Series E	3,198,028	*(1)(2)
$3,500,000	M&T Bank Corporation, 6.45% to 02/15/24 then 3ML + 3.61%, Series E	3,832,500	*(1)(2)(5)
21,000	Merchants Bancorp, 6.00% to 10/01/24 then 3ML + 4.569%, Series B	539,385	*(1)
	Morgan Stanley:
$640,000	5.30% to 03/15/23 then 3ML + 3.16%, Series N	664,000	*(1)(2)(5)
213,700	5.85% to 04/15/27 then 3ML + 3.491%, Series K	5,883,161	*(1)(2)
89,000	6.875% to 01/15/24 then 3ML + 3.94%, Series F	2,478,650	*(1)(2)
73,700	7.125% to 10/15/23 then 3ML + 4.32%, Series E	2,062,863	*(1)(2)
235,200	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	6,532,680	*(1)(2)
67,000	Northpointe Bancshares, Inc., 8.25% to 12/30/25 then SOFRRATE + 7.99%, Series A	1,712,855	*(1)
23,066	People’s United Financial, Inc., 5.625% to 12/15/26 then 3ML + 4.02%, Series A	614,824	*(1)
116,029	PNC Financial Services Group, Inc., 6.125% to 05/01/22 then 3ML + 4.067%, Series P	3,035,029	*(1)(2)
	Regions Financial Corporation:
125,350	5.70% to 08/15/29 then 3ML + 3.148%, Series C	3,366,312	*(1)(2)
$775,000	5.75% to 09/15/25 then T5Y + 5.43%, Series D	858,312	*(1)
63,000	Signature Bank, 5.00%, Series A	1,565,550	*(1)
19,947	State Street Corporation, 5.90% to 03/15/24 then 3ML + 3.108%, Series D	546,139	*(1)(2)
13,416	Sterling Bancorp, 6.50%, Series A	347,689	*(1)
$400,000	SVB Financial Group, 4.10% to 02/15/31 then T10Y + 3.064%, Series B	404,030	*(1)
55,500	Synchrony Financial, 5.625%, Series A	1,428,847	*(1)(2)
91,848	Synovus Financial Corporation, 5.875% to 07/01/24 then T5Y + 4.127%, Series E	2,403,910	*(1)(2)(5)
37,000	Texas Capital Bancshares Inc., 5.75%, Series B	909,460	*(1)
21,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3ML + 4.088%, Series B	560,805	*(1)
	Truist Financial Corporation:
20,000	4.75%, Series R	506,300	*(1)
$1,175,000	4.95% to 12/01/25 then T5Y + 4.605%, Series P	1,266,415	*(1)
$585,000	5.10% to 09/01/30 then T10Y + 4.349%, Series Q	640,212	*(1)
38,203	Valley National Bancorp, 5.50% to 09/30/22 then 3ML + 3.578%, Series B	969,478	*(1)
25,000	Washington Federal, Inc., 4.875%, Series A	620,038	*(1)

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2021 (Unaudited)

Shares/$ Par		Value
	Wells Fargo & Company:
41,000	4.70%, Series AA	$1,007,165	*(1)
325	7.50%, Series L	449,774	*(1)
$925,000	3.90% to 03/15/26 then T5Y + 3.453%, Series BB	922,017	*(1)
81,100	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	2,104,853	*(1)(2)
$1,250,000	5.875% to 06/15/25 then 3ML + 3.99%, Series U	1,372,188	*(1)(2)
106,200	6.625% to 03/15/24 then 3ML + 3.69%, Series R	2,919,969	*(1)(2)
49,000	WesBanco, Inc., 6.75% to 08/15/25 then T5Y + 6.557%, Series A	1,328,390	*(1)
48,000	Wintrust Financial Corporation, 6.875% to 07/15/25 then T5Y + 6.507%, Series E	1,311,120	*(1)
	Zions Bancorporation:
5,000	6.30% to 03/15/23 then 3ML + 4.24%, Series G	129,925	*(1)
$1,800,000	7.20% to 09/15/23 then 3ML + 4.44%, Series J	1,938,865	*(1)(2)
		126,151,941
	Financial Services — 2.1%
$2,530,000	AerCap Holdings NV, 5.875% to 10/10/24 then T5Y + 4.535%, 10/10/79	2,590,960	**(2)(4)(5)
$880,000	Discover Financial Services, 6.125% to 09/23/25 then T5Y + 5.783%, Series D	966,900	*(1)
	General Motors Financial Company:
$800,000	5.70% to 09/30/30 then T5Y + 4.997%, Series C	890,000	*(1)
$610,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	641,659	*(1)(2)
$1,000,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	1,094,375	*(1)(2)
29,000	Stifel Financial Corp., 6.25%, Series B	768,790	*(1)(2)
		6,952,684
	Insurance — 18.2%
67,000	American Equity Investment Life Holding Company, 5.95% to 12/01/24 then T5Y + 4.322%, Series A	1,723,910	*(1)(2)
$2,150,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	3,151,915	(2)(5)
	Arch Capital Group, Ltd.:
5,382	5.25%, Series E	136,084	**(1)(2)(4)
11,500	5.45%, Series F	295,032	**(1)(2)(4)
	Aspen Insurance Holdings Ltd.:
25,000	5.625%	644,763	**(1)(2)(4)
5,674	5.95% to 07/01/23 then 3ML + 4.06%	148,849	**(1)(4)
19,300	Assurant, Inc., 5.25% 01/15/61	481,053
	Athene Holding Ltd.:
28,800	4.875%, Series D	694,512	**(1)(4)
120,000	6.35% to 06/30/29 then 3ML + 4.253%, Series A	3,253,800	**(1)(2)(4)
31,000	6.375% to 09/30/25 then T5Y + 5.97%, Series C	842,735	**(1)(4)
$620,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	860,321	**(1)(2)(4)
870	Axis Capital Holdings Ltd., 5.50%, Series E	21,954	**(1)(4)
$880,000	AXIS Specialty Finance LLC, 4.90% to 01/15/30 then T5Y + 3.186%, 01/15/40	901,358	(2)(4)(5)
	Chubb Ltd.:
$1,440,000	Ace Capital Trust II, 9.70% 04/01/30	2,173,017	(2)(5)
16,100	CNO Financial Group, Inc., 5.125% 11/25/60	408,538
224,200	Delphi Financial Group, 3ML + 3.19%, 3.3876%(3), 05/15/37	4,876,350	(2)(5)

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2021 (Unaudited)

Shares/$ Par		Value
	Enstar Group Ltd.:
61,000	7.00% to 09/01/28 then 3ML + 4.015%, Series D	$1,672,925	**(1)(2)(4)
$575,000	Enstar Finance LLC, 5.75% to 09/01/25 then T5Y + 5.468%, 09/01/40	597,137	(4)
$150,000	Equitable Holdings, Inc., 4.95% to 12/15/25 then T5Y + 4.736%, Series B	161,325	*(1)
$1,519,000	Everest Reinsurance Holdings, 3ML + 2.385%, 2.5788%(3), 05/15/37	1,405,243	(2)(5)
$1,000,000	Kuvare US Holdings, Inc., 7.00% to 05/01/26 then T5Y + 6.541%, 02/17/51, 144A****	1,029,880	*
$6,351,000	Liberty Mutual Group, 7.80% 03/15/37, 144A****	8,231,277	(2)(5)
	MetLife, Inc.:
$5,335,000	9.25% 04/08/38, 144A****	8,079,490	(2)(5)
$4,130,000	10.75% 08/01/39	6,972,243	(2)(5)
$577,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	811,406	(2)
	PartnerRe Ltd.:
22,392	5.875%, Series I	565,510	**(1)(2)(4)
10,250	6.50%, Series G	258,987	**(1)(2)(4)
16,900	RenaissanceRe Holdings Ltd., 5.75%, Series F	450,787	**(1)(2)(4)
$1,300,000	SBL Holdings, Inc., 7.00% to 05/13/25 then T5Y + 5.58%, Series A, 144A****	1,194,375	*(1)(2)
	Unum Group:
$5,803,000	Provident Financing Trust I, 7.405% 03/15/38	6,695,360	(2)
33,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	868,147	*(1)
		59,608,283
	Utilities — 6.0%
54,010	Algonquin Power & Utilities Corporation, 6.20% to 07/01/24 then 3ML + 4.01%, 07/01/79, Series 2019-A	1,476,768	(2)(4)(5)
$900,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	954,442	*(1)(2)
	Commonwealth Edison:
$3,394,000	COMED Financing III, 6.35% 03/15/33	4,043,945	(2)(5)
$2,940,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	3,428,202	(2)(4)(5)
17,800	Indianapolis Power & Light Company, 5.65%	1,884,831	*(1)(2)
94,233	Integrys Energy Group, Inc., 6.00% to 08/01/23 then 3ML + 3.22%, 08/01/73	2,520,733	(2)(5)
	NiSource, Inc.:
$440,000	5.65% to 06/15/23 then T5Y + 2.843%, Series A	453,750	*(1)
40,000	6.50% to 03/15/24 then T5Y + 3.632%, Series B	1,074,164	*(1)(2)
$1,400,000	Sempra Energy, 4.875% to 10/15/25 then T5Y + 4.55%, Series C	1,495,830	*(1)
	Southern California Edison:
176	SCE Trust II, 5.10%, Series G	4,253	*(1)
42,740	SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	1,066,577	*(1)(2)
$600,000	Southern California Edison Company, 6.25% to 02/01/22 then 3ML + 4.199%, Series E	612,081	*(1)(2)
16,070	Southern Company, 4.95% 01/30/80, Series 2020A	410,026	(2)
		19,425,602

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2021 (Unaudited)

Shares/$ Par		Value
	Energy — 5.8%
	DCP Midstream LP:
$1,550,000	7.375% to 12/15/22 then 3ML + 5.148%, Series A	$1,336,875	(1)(2)
5,200	7.875% to 06/15/23 then 3ML + 4.919%, Series B	115,830	(1)
$750,000	DCP Midstream LLC, 5.85% to 05/21/23 then 3ML + 3.85%, 05/21/43, 144A****	668,846
	Enbridge, Inc.:
$380,000	5.75% to 07/15/30 then T5Y + 5.314%, 07/15/80, Series 2020-A	409,838	(4)
$1,500,000	6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77, Series 2016-A	1,584,064	(2)(4)(5)
	Energy Transfer LP:
	Energy Transfer Operating LP:
$901,000	7.125% to 05/15/30 then T5Y + 5.306%, Series G	871,375	(1)
136,020	7.375% to 05/15/23 then 3ML + 4.53%, Series C	2,968,296	(1)(2)
169,000	7.60% to 05/15/24 then 3ML + 5.161%, Series E	3,829,963	(1)(2)
2,100	7.625% to 08/15/23 then 3ML + 4.738%, Series D	47,481	(1)
$1,000,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	998,441	(2)(5)
$2,120,000	MPLX LP, 6.875% to 02/15/23 then 3ML + 4.652%, Series B	2,130,600	(1)(2)(5)
45,500	NuStar Logistics LP, 3ML + 6.734%, 6.9753%(3), 01/15/43	1,032,395	(2)
	Transcanada Pipelines, Ltd.:
$2,250,000	5.50% to 09/15/29 then 3ML + 4.154%, 09/15/79	2,469,375	(2)(4)
$300,000	5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	331,564	(2)(4)
		18,794,943
	Communication — 0.3%
$900,000	Vodafone Group PLC, 7.00% to 04/04/29 then SW5 + 4.873%, 04/04/79	1,075,512	(2)(4)
		1,075,512
	Real Estate Investment Trust (REIT) — 0.0%
4,540	Annaly Capital Management, Inc., 6.95% to 09/30/22 then 3ML + 4.993%, Series F	111,480	(1)
		111,480
	Miscellaneous Industries — 2.9%
$440,000	Apollo Management Holdings LP, 4.95% to 12/17/24 then T5Y + 3.266%, 01/14/50, 144A****	451,754
	Land O’ Lakes, Inc.:
$1,500,000	7.00%, Series C, 144A****	1,507,268	*(1)(2)
$4,350,000	7.25%, Series B, 144A****	4,469,625	*(1)(2)
34,700	Ocean Spray Cranberries, Inc., 6.25%, Series A, 144A****	3,018,900	*(1)(2)
		9,447,547
	Total Preferred Stock & Hybrid Preferred Securities (Cost $224,150,837)	241,567,992

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2021 (Unaudited)

Shares/$ Par		Value
Contingent Capital Securities† — 20.2%
	Banking — 18.0%
$2,550,000	Australia & New Zealand Banking Group Ltd., 6.75% to 06/15/26 then ISDA5 + 5.168%, 144A****	$3,019,646	**(1)(2)(4)
	Banco Bilbao Vizcaya Argentaria SA:
$3,000,000	6.125% to 11/16/27 then SW5 + 3.87%	3,157,500	**(1)(2)(4)(5)
$1,000,000	6.50% to 03/05/25 then T5Y + 5.192%, Series 9	1,074,451	**(1)(2)(4)
	Banco Mercantil del Norte SA:
$492,000	7.50% to 06/27/29 then T10Y + 5.47%, 144A****	549,662	**(1)(4)
$710,000	7.625% to 01/10/28 then T10Y + 5.353%, 144A****	799,389	**(1)(4)
	Barclays Bank PLC:
$980,000	6.125% to 06/15/26 then T5Y + 5.867%	1,076,826	**(1)(4)
$1,310,000	7.75% to 09/15/23 then SW5 + 4.842%	1,415,900	**(1)(2)(4)
$3,220,000	7.875% to 03/15/22 then SW5 + 6.772%, 144A****	3,387,440	**(1)(2)(4)
$2,285,000	8.00% to 06/15/24 then T5Y + 5.672%	2,580,438	**(1)(2)(4)
$670,000	BBVA Bancomer SA, 5.875% to 09/13/29 then T5Y + 4.308%, 09/13/34, 144A****	747,720	(2)(4)
	BNP Paribas:
$475,000	4.625% to 02/25/31 then T5Y + 3.34%, 144A****	472,031	**(1)(4)
$560,000	7.00% to 08/16/28 then SW5 + 3.98%, 144A****	655,657	**(1)(4)
$7,830,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	9,066,709	**(1)(2)(4)
$395,000	Credit Agricole SA, 7.875% to 01/23/24 then SW5 + 4.898%, 144A****	443,539	**(1)(4)
	Credit Suisse Group AG:
$280,000	5.10% to 01/24/30 then T5Y + 3.293%, 144A****	285,950	**(1)(4)
$1,500,000	6.375% to 08/21/26 then T5Y + 4.822%, 144A****	1,673,753	**(1)(2)(4)(5)
$1,000,000	7.25% to 09/12/25 then SW5 + 4.332%, 144A****	1,136,995	**(1)(2)(4)
$1,100,000	7.50% to 07/17/23 then SW5 + 4.60%, 144A****	1,205,930	**(1)(2)(4)
	HSBC Holdings PLC:
$500,000	6.00% to 05/22/27 then ISDA5 + 3.746%	545,000	**(1)(2)(4)(5)
$4,265,000	6.50% to 03/23/28 then ISDA5 + 3.606%	4,848,772	**(1)(2)(4)(5)
$2,750,000	Lloyds Banking Group PLC, 7.50% to 09/27/25 then SW5 + 4.496%	3,154,938	**(1)(2)(4)(5)
$730,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	789,922	**(1)(2)(4)
	Societe Generale SA:
$1,000,000	5.375% to 11/18/30 then T5Y + 4.514%, 144A****	1,032,830	**(1)(4)
$6,000,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	6,663,720	**(1)(2)(4)(5)
	Standard Chartered PLC:
$450,000	4.75% to 07/14/31 then T5Y + 3.805%, 144A****	451,384	**(1)(4)
$3,510,000	7.50% to 04/02/22 then SW5 + 6.301%, 144A****	3,678,638	**(1)(2)(4)(5)
$1,500,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	1,648,815	**(1)(2)(4)
$675,000	UBS Group AG, 4.375% to 02/10/31 then T5Y + 3.313%, 144A****	666,765	**(1)(4)
$2,500,000	UBS Group Funding Switzerland AG, 7.00% to 01/31/24 then SW5 + 4.344%, 144A****	2,736,112	**(1)(2)(4)
		58,966,432

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2021 (Unaudited)

Shares/$ Par		Value
	Financial Services — 0.1%
$400,000	Deutsche Bank AG, 6.00% to 04/30/26 then T5Y + 4.524%	$401,560	**(1)(4)
		401,560
	Insurance — 2.1%
	QBE Insurance Group Ltd.:
$675,000	5.875% to 05/12/25 then T5Y + 5.513%, 144A****	731,531	**(1)(4)
$5,300,000	7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	5,949,250	(2)(4)(5)
		6,680,781
	Total Contingent Capital Securities (Cost $60,222,301)	66,048,773

Corporate Debt Securities§ — 4.7%
	Banking — 1.5%
175,067	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	4,498,347	(2)
10,900	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	300,700
		4,799,047
	Insurance — 1.3%
$3,000,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	4,398,078	(2)(5)
		4,398,078
	Energy — 0.4%
	Energy Transfer LP:
$940,000	Energy Transfer Operating LP, 8.25% 11/15/29	1,270,745	(2)(5)
		1,270,745
	Communication — 0.6%
	Qwest Corporation:
29,941	6.50% 09/01/56	757,956
41,820	6.75% 06/15/57	1,093,334	(2)(5)
		1,851,290
	Miscellaneous Industries — 0.9%
$2,160,000	Pulte Group, Inc., 7.875% 06/15/32	3,100,032	(2)(5)
		3,100,032
	Total Corporate Debt Securities (Cost $12,501,671)	15,419,192

Money Market Fund — 0.2%
	BlackRock Liquidity Funds:
730,372	T-Fund, Institutional Class	730,372

	Total Money Market Fund (Cost $730,372)	730,372

Flaherty & Crumrine Total Return Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2021 (Unaudited)

		Value
Total Investments (Cost $297,605,181***)	99.0%	$323,766,329

Other Assets and Liabilities, excluding Loan Payable (net)	1.0%	3,318,268

Total Managed Assets	100.0%‡	$327,084,597

Loan Principal Balance		(107,900,000)

Total Net Assets Available To Common Stock		$219,184,597

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2021, these securities amounted to $95,859,721 or 29.3% of total managed assets.

(1)Perpetual security with no stated maturity date.

(2)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $258,446,044 at February 28, 2021.

(3)Represents the rate in effect as of the reporting date.

(4)Foreign Issuer.

(5)All or a portion of this security has been rehypothecated. The total value of such securities was $98,415,836 at February 28, 2021.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:

3ML— 3-Month ICE LIBOR USD A/360

ISDA5— 5-year USD ICE Swap Semiannual 30/360

SOFRRATE— Secured Overnight Funding Rate, Federal Reserve Bank of New York

SW5— 5-year USD Swap Semiannual 30/360

SW10— 10-year USD Swap Semiannual 30/360

T5Y— Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T7Y— Federal Reserve H.15 7-Yr Constant Maturity Treasury Semiannual yield

T10Y— Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Total Return Fund Incorporated

Financial Highlights(1)

For the period December 1, 2020 through February 28, 2021 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$21.97
INVESTMENT OPERATIONS:
Net investment income	0.35
Net realized and unrealized gain/(loss) on investments	(0.08)
Total from investment operations	0.27
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.40)
Total distributions to Common Stock Shareholders	(0.40)
Net asset value, end of period	$21.84
Market value, end of period	$22.85
Common Stock shares outstanding, end of period	10,037,791
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.37	%*
Operating expenses including interest expense	1.89	%*
Operating expenses excluding interest expense	1.43	%*
SUPPLEMENTAL DATA:††
Portfolio turnover rate	3	%**
Total managed assets, end of period (in 000’s)	$327,085
Ratio of operating expenses including interest expense to average total managed assets	1.27	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.96	%*

(1)These tables summarize the three months ended February 28, 2021 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2020.

*Annualized.

**Not annualized.

†The net investment income ratios reflect income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Total Return Fund Incorporated

Financial Highlights (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2020	$0.1320	$22.33	$23.67	$22.49
January 29, 2021	0.1320	22.13	23.06	22.13
February 26, 2021	0.1320	21.84	22.85	21.84

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Total Return Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At February 28, 2021, the aggregate cost of securities for federal income tax purposes was $302,452,943, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $28,779,668 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,466,282.

2.Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Total Return Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of February 28, 2021 is as follows:

	Total Value at February 28, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$126,151,941	$98,839,736	$27,312,205	$—
Financial Services	6,952,684	5,985,784	966,900	—
Insurance	59,608,283	12,467,586	47,140,697	—
Utilities	19,425,602	6,482,060	12,943,542	—
Energy	18,794,943	10,605,183	8,189,760	—
Communication	1,075,512	1,075,512	—	—
Real Estate Investment Trust (REIT)	111,480	111,480	—	—
Miscellaneous Industries	9,447,547	—	9,447,547	—
Contingent Capital Securities
Banking	58,966,432	17,941,052	41,025,380	—
Financial Services	401,560	401,560	—	—
Insurance	6,680,781	—	6,680,781	—
Corporate Debt Securities
Banking	4,799,047	4,799,047	—	—
Insurance	4,398,078	—	4,398,078	—
Energy	1,270,745	—	1,270,745	—
Communication	1,851,290	1,851,290	—	—
Miscellaneous Industries	3,100,032	—	3,100,032	—
Money Market Fund	730,372	730,372	—	—
Total Investments	$323,766,329	$161,290,662	$162,475,667	$—

During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.